Commitments, Contingencies (10K) (Details Narrative) - USD ($)			3 Months Ended	12 Months Ended
	Dec. 23, 2014	Jun. 23, 2014	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Percentage of returned funds			90.00%	90.00%
Percentage of funds proceed			10.00%	10.00%
Percentage of required funds			90.00%	90.00%
Escrowed funds			$ 100,000	$ 100,000
Proceeds from escrowed funds			10,000	10,000
Return of escrowed funds			90,000	90,000
Contingent liability			90,000	90,000
License fee			10,000	10,000
Due date	Dec. 31, 2015
Rent expense			$ 500	$ 500
Escrow Trust [Member]
Percentage of subscription proceeds			10.00%	10.00%
Trust account balance			$ 90,000	$ 90,000
MHI Patients [Member]
Percentage of billing fee			20.00%	20.00%
Reimbursement revenue				$ 100,000
Issues of shares				110,000
MHI Patients [Member] | Maximum [Member]
Reimbursement revenue				$ 1,000,000
Issues of shares				1,100,000
Bistromatics Corp., [Member]
License fee			$ 20,000	$ 20,000
Due upon execution				2,000
Balance due		$ 5,000		$ 13,000
Due date		Aug. 01, 2014	Sep. 15, 2014	Sep. 15, 2014